JPMorgan US Large Cap Core Plus Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	14.00%	14.38%	14.45%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.79%	15.13%	15.21%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.03%	11.57%	11.34%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.31%	11.18%	11.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	15.25%	15.30%